Variable interest entities and securitization (Tables)	12 Months Ended
Dec. 31, 2020
Securitizations And Variable Interest Entities Disclosure [Abstract]
Incremental Assets and Liabilities Included in Consolidated Financial Statements	The following table presents the incremental assets and liabilities included in the consolidated balance sheet as of Dec. 31, 2020 and Dec. 31, 2019. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital we invested in the VIE.

Consolidated investments	Dec. 31, 2020				Dec. 31, 2019
(in millions)	Investment Management funds		Securitization	Total consolidated investments	Investment Management funds		Securitization	Total consolidated investments
Trading assets	$482		$400	$882	$229		$400	$629
Other assets	5		—	5	16		—	16
Total assets	$487	(a)	$400	$887	$245	(b)	$400	$645
Other liabilities	$3		$400	$403	$1		$387	$388
Total liabilities	$3	(a)	$400	$403	$1	(b)	$387	$388
Nonredeemable noncontrolling interests	$143	(a)	$—	$143	$102	(b)	$—	$102
(a)    Includes VMEs with assets of $314 million, liabilities of $3 million and nonredeemable noncontrolling interests of $76 million.
(b)    Includes VMEs with assets of $50 million, liabilities of $1 million and nonredeemable noncontrolling interests of $1 million.

Schedule of Variable Interest Entities	As of Dec. 31, 2020 and Dec. 31, 2019, the following assets and liabilities related to the VIEs where we are not the primary beneficiary were included in our consolidated balance sheets and primarily related to accounting for our investments in qualified affordable housing and renewable energy projects.

The maximum loss exposure indicated in the following table relates solely to our investments in, and unfunded commitments to, the VIEs.

Non-consolidated VIEs	Dec. 31, 2020			Dec. 31, 2019
(in millions)	Assets	Liabilities	Maximum loss exposure	Assets	Liabilities	Maximum loss exposure
Securities – Available-for-sale (a)	$217	$—	$217	$208	$—	$208
Other	2,565	514	3,096	2,400	422	2,822
(a)    Includes investments in the Company’s sponsored CLOs.